THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825



[Pioneer logo]


                                                 May 5, 1999

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Independence Fund (the "Fund")
     (File Nos. 333-42105 and 811-08547)
     CIK No. 0001051010

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 2 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001051010-99-000008) on April 30, 1999.

     If you have any questions about this certification, please contact me at (617) 517-8909 (collect).

                                                 Very truly yours,


                                                 /s/ Mark Pietkiewicz
                                                 Mark Pietkiewicz
                                                 Senior Legal Product Manager

cc:  Ms. Victoria J. Regan
     Mr. Joseph P. Barri
     Mr. David C. Phelan
     Mr. Timothy F. Silva